CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 15,800,563	$ 10,478,587
Inventories	117,075	125,264
Accounts receivable, net	16,594,533	13,631,359
Accounts receivables - related party	1,906,101
Other receivables, net	14,350,223	13,182,529
Prepayments, net	1,917,780	299,577
Restricted cash		5,000,000
Total current assets	50,686,275	42,717,316
Non-current assets:
Operating lease, right-of-use asset	290,410	679,850
Prepayments	4,164,274	4,425,849
Property, plant and equipment, net	4,258,121	2,324,823
Intangible assets, net	14,252,575	6,758,316
Long-term investments	1,914,668	1,727,301
Deferred tax assets	119,127	182,234
Total non-current assets	24,999,175	16,098,373
Total assets	75,685,450	58,815,689
Current liabilities:
Short-term loans - banks	5,129,295	5,819,787
Current maturities of long-term loans - third party	14,117	77,493
Taxes payable	6,802,454	3,525,153
Accounts payable	935,588	293,985
Other payables and accrued liabilities	1,846,917	3,628,809
Other payables - related party	25,837	21,341
Operating lease liabilities - current	300,468	313,460
Customer deposits	941,877
Convertible bonds payable	739,189
Total current liabilities	16,735,742	13,680,028
Non-current liabilities:
Operating lease liability		372,051
Long-term loans - third party		13,328
Total other liabilities		385,379
Total liabilities	16,735,742	14,065,407
Shareholder' s equity
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 38,553,694 shares issued and outstanding as of December 31, 2020 35,141,114 shares issued and outstanding as of December 31, 2019	38,554	35,141
Additional paid-in capital	23,466,482	20,771,849
Statutory reserves	2,204,174	1,289,765
Retained earnings	31,387,398	24,132,194
Accumulated other comprehensive loss	1,741,696	(1,478,667)
Total Blue Hat Interactive Entertainment Technology shareholders' equity	58,838,304	44,750,282
Non-controlling interests	111,404
Total Equity	58,949,708	44,750,282
Total liabilities and shareholders' equity	$ 75,685,450	$ 58,815,689